SHAREHOLDERS' EQUITY - Stock Option Plan - Activity (Details) - Stock Option Plan shares in Thousands	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of Options
Options outstanding, Beginning of year (in shares) | shares	5,486
Exercised (in shares) | shares	(668)
Forfeited (in shares) | shares	(49)
Expired (in shares) | shares	(638)
Options outstanding, End of year (in shares) | shares	4,131
Weighted Average Exercise Price
Options outstanding, Beginning of year (in dollars per share) | $ / shares	$ 18.25
Exercised (in dollars per share) | $ / shares	13.66
Forfeited (in dollars per share) | $ / shares	21.17
Expired (in dollars per share) | $ / shares	30.20
Options outstanding, End of year (in dollars per share) | $ / shares	$ 17.12